Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Software	2,400,217	2,654,417	370,801
Less: accumulated depreciation	(313,505)	(433,516)	(60,559)
Intangible assets, net	2,086,712	2,220,901	310,242

Amortization expense was RMB 106,311 and RMB 120,011 (US$ 16,765) for the six months ended June 30, 2024 and 2025, respectively.